Segmented Information - Schedule of Information Relating to Segments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 30, 2024	Mar. 25, 2023	Mar. 26, 2022
Segment Reporting Information [Line Items]
Revenues	$ 185,275	$ 162,950	$ 181,342
Unadjusted gross profit	77,017	71,924	79,022
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues	605	493	574
Retail Segment [Member]
Segment Reporting Information [Line Items]
Unadjusted gross profit	71,665	67,184	72,061
Retail Segment [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues	173,872	153,428	167,819
Other Segments [Member]
Segment Reporting Information [Line Items]
Unadjusted gross profit	5,352	4,740	6,961
Other Segments [Member] | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues	605	493	574
Other Segments [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues	$ 11,403	$ 9,522	$ 13,523